Filed with the Securities and Exchange Commission on March 10, 2020

Securities Act Registration No. xxx-xxxxx

Investment Company Act Registration No. 811-23556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

(Check appropriate box or boxes.)

DATUM ONE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices, including Zip Code)

(312) 557-4100

Registrant’s Telephone Number, including Area Code:

Name and Address of Agent for Service

Barbara J. Nelligan

The Northern Trust Company

50 S. LaSalle Street

Chicago, IL 60603

With copy to:

John Loder

Jessica Reece

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion—Dated March 10, 2020

DATUM ONE SERIES TRUST

PROSPECTUS

[DATE]

Polar Capital Emerging Market Stars Fund

[TICKER]

Institutional Class Shares

(the “Fund”)

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on the Fund’s website [(____________)], and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling [xxx-xxx-xxxx] or by sending an email request to [____________].

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can contact the Fund to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Trust if you invest directly with the Fund.

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY

Polar Capital Emerging Market Stars Fund

Investment Objective

The Fund’s investment objective is to achieve long term capital growth.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The tables and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses (1)	5.58%
Total Annual Fund Operating Expenses	6.58%
Fee Waiver and/or Expense Reimbursement (2)	(5.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.
(2)

Polar Capital LLP (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) exceed 1.00% of the average daily net assets of the Fund through [March 31, 2022]. Amounts waived or reimbursed in a particular contractual period may be recouped by the Manager within three fiscal years following the fiscal year in which the expenses occurred, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Directors (the “Board”) or upon termination of the Investment Management Agreement. This expense reimbursement has been restated to better reflect anticipated reimbursement to the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs [if you sold (redeemed) your shares at the end of the period or continued to hold them]. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year	Three years
$ 102	$1,449

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Since the Fund had not commenced operations as of the date of this Prospectus, there is no annual portfolio turnover rate information included.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by primarily investing in a diversified portfolio of equity securities and equity related securities of, or relating to, issuers which are domiciled, or exercise the predominant part of their economic activity, in Emerging Markets. The Fund is not expected to invest more than 20% of its net assets in securities issued by issuers outside of the Emerging Markets. Emerging Markets are defined as those countries listed in the MSCI Emerging Markets Index and other countries that the portfolio managers consider to have emerging market characteristics.

The securities in which the Fund will invest will include shares, equities, equity warrants, preferred shares, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective and securities convertible into shares.

The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Exchange via the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Schemes. The Fund may indirectly gain access to China A Shares by purchasing equity-related instruments, participation notes and participatory certificates.

The Fund may also invest in Global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes, such as P-Notes (which will not be leveraged).

The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

Futures, forwards, options, contracts for difference and swaps may be used to hedge against downward movements in the value of the Fund’s portfolio, either by reference to specific securities (i.e. equity or equity related securities) or markets to which the Fund may be exposed. These derivative instruments may also be used to gain or reduce the Fund’s exposure to equity or equity related securities or markets on a short or medium term basis where the portfolio manager believes it is more efficient to use derivatives for this purpose, or to gain indirect exposure to equity or equity related securities where the portfolio manager feels that such use of financial derivative instruments is in the best interests of the Fund.

Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes such as P-Notes (which will not be leveraged) may be used to gain exposure to underlying equity or equity related securities as a more efficient and cheaper alternative to direct investment in that security.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments in Emerging Markets. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Manager and there is no guarantee that the Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Credit Risk. The Fund will be exposed to credit risk relating to parties with whom it trades and may also bear the risk of settlement default. In the event of a bankruptcy or other default, the Fund could experience both delays in liquidating the underlying securities and losses including a possible decline in value of the underlying securities during the period when the Fund seeks to enforce its rights thereto. This will have the effect of reducing levels of capital and income in the Fund and lack of access to income during this period together with the expense of enforcing the Fund’s rights.

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Risks Associated with Investing in Equities. The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Risks Associated with Investing in Emerging Markets. In investing the Fund’s assets, the portfolio managers focus on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund’s assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Investment in Russia: While fundamental reforms relating to securities investments and regulations in Russia have been initiated in recent years, there may still be certain ambiguities in interpretation and inconsistencies in their application. Monitoring and enforcement of applicable regulations remains uncertain.

Some equity securities in Russia are dematerialized and the only evidence of ownership is entry of the shareholder’s name on the share register of the issues. The concept of fiduciary duty is not well established and shareholders may, therefore, suffer dilution or loss of investment due to the actions of management without satisfactory legal remedy. Rules regulating corporate governance are undeveloped and therefore may offer little protection to minority shareholders.

Investment in China: Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Stock Connect Investing Risk. China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in RMB on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Fund, can invest in A Shares only (i) through certain

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institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Fund may invest in A Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai or Shenzhen Stock Exchanges becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Liquidity Risk. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of Polar Capital LLP (the “Manager”) will continue to be associated with the Manager for any length of time, and the loss of services of one or more key employees of the Manager, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Because of these and other risks, you could lose money by investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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PERFORMANCE INFORMATION

Because the Fund had not commenced operations as of the calendar year ended December 31, 2019, there is no annual performance information included.

MANAGEMENT OF THE FUND

Investment Manager

Polar Capital LLP (“Polar Capital”) is the Fund’s investment manager.

Portfolio Manager

Jorry Rask Nøddekær is a Lead Fund Manager with Polar Capital and has served as the lead portfolio manager of the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; [by visiting our website at [WEBSITE];] by writing to us at [ADDRESS]; or by calling us at [PHONE NUMBER].

Purchase Minimums

Minimum Initial Investment	$1,000,000
Minimum Additional Investment (1)	No minimum

The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for investors who are customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as an IRA or 401(k) plan. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of the Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Fund.

In addition, brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Fund and/or its related companies for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

PRINCIPAL INVESTMENTS AND STRATEGIES OF THE FUND

This section, together with the sections entitled “Additional Information about the Fund’s Principal Risks” and “Information about the Fund’s Non-Principal Investment Strategies” provides more detailed information regarding Polar Capital Emerging Market Stars Fund (the “Fund”), including the Fund’s investment strategies and principal risks.

The Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Section of this prospectus. The investment objective of the Fund is not fundamental and may be changed at any time by the Board of Trustees without shareholder approval. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and will not change such policy as it is stated in the Fund’s Fund Summary unless it provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.

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Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its objective. The portfolio managers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment.

This section provides additional information about the principal investment strategies utilized by the Fund. Pending investment in securities and other investments that meet the Fund’s investment objective and policies, the proceeds of the offering of shares of the Fund, including from large subscriptions, may be invested in high quality, short-term securities, including liquidity and cash management funds, or may remain un-invested temporarily, potentially limiting the Fund’s total return and its ability to achieve its investment objective.

Investment Process for the Fund

The portfolio manager’s investment approach focuses primarily on fundamental bottom-up stock selection with top-down macro-economic research and analysis.

Top down analysis. The portfolio manager seeks to identify growth opportunities by looking at global growth expectations, demand drivers, supply drivers (including those which impact changes in supply), macroeconomic trends (such as social demographic trends, monetary and fiscal policy, government models, and competitiveness) and factors impacting company valuations to establish a dynamic understanding of the economic backdrop to the investment universe.

Bottom up analysis. The portfolio manager’s research efforts are directed towards detailed analysis of a company’s specific strategic position and opportunities within its industry with a view to establishing its potential for future Economic Value Add (“EVA”). The portfolio manager looks to identify companies that, in their view, have the capability to generate a high, and growing, level of EVA in the future (identified over the medium to long term investment horizon).

Having assessed a company’s opportunity for growth, its competitive position and its potential to create EVA, the portfolio manager uses a proprietary valuation model to identify its expected level of future EVA creation and its expected market value in relation to its current price.

The portfolio manager’s process incorporates quantitative and qualitative analysis of environmental, societal and governance policies, performance, practices and impacts. The portfolio manager uses a quantitative analysis (exclusionary screening) to avoid certain companies involved in activities deemed unacceptable or controversial from an environmental, societal and governance perspective, and uses qualitative methods (external research and internal analysis) to identify companies which can demonstrate continual improvement from an environmental, societal and governance perspective.

Sell Disciplines. While the portfolio manager’s investment philosophy dictates a long-term investment horizon, the reasons for holding a stock are constantly reviewed and the portfolio manager maintains a strict sell discipline in order to manage overall Fund risk. The portfolio manager typically looks to sell stocks primarily for one of the following reasons: (i) valuation has become extended; (ii) management disappointment – either in terms of poor results or a change in strategy; (iii) changes in fundamentals – either at corporate, sector or country level; or (iv) better opportunities identified elsewhere on a relative basis.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

Temporary Investments and Other Measures. The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, or during periods of significant shareholder redemptions, the Fund may invest up to 100% of its total assets in short-term, high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the Fund’s principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will use a temporary strategy if the portfolio managers believe that pursuing the Fund’s investment objective will subject the Fund to a significant risk of loss. When the portfolio managers pursue a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

As part of its normal operations, the Fund may hold cash or invest a portion of its portfolio in short-term interest-bearing U.S. dollar denominated securities pending investments or to provide for possible redemptions. Investments in such short-term debt securities can generally be sold easily and have limited risk of loss, but earn only limited returns. The Fund may increase its cash holdings and/or such short-term investments in anticipation of a greater than normal number of shareholder redemptions.

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Percentage Investment Limitations. Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of purchase. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not principal investment strategies and are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information (the “SAI”) for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL RISKS

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the portfolio managers can decide whether to use them. The Fund may invest in these securities or use these techniques as part of the Fund’s principal investment strategies. However, the portfolio managers may also use investment techniques or make investments in securities that are not a part of the Fund’s principal investment strategies.

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The discussions below expand on the risks identified in the Fund’s summary section of the Prospectus as “principal risks.” Please see the SAI for a further discussion of the principal and other investment strategies employed by the Fund. It is possible to lose part or all of your money on an investment in the Fund.

Risks Associated with Investing in Emerging Markets.

Economic and Political Factors: Investments in securities of issuers located in emerging market countries involve special considerations and risks, including the risks associated with high rates of inflation, the limited liquidity and relatively small market capitalization of the securities markets in emerging market countries, relatively higher price volatility and large amounts of external debt and political, economic and social uncertainties, including the possible imposition of exchange controls or other foreign governmental laws or restrictions which may affect investment opportunities. In addition, with respect to certain emerging market countries there is the possibility of political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual emerging market country economies may differ favorably or unfavorably from the economies of developed nations in such respects as growth of gross national product, rates of inflation, capital investments resources and self-sufficiency and the balance of payments position.

The economies of some emerging market countries have experienced considerable difficulties in the past. Although in certain cases there have been significant improvements in recent years, many such economies continue to experience significant problems, including high inflation and interest rates. Inflation and rapid fluctuations in interest rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. The development of certain emerging market economies and securities markets will require continued economic and fiscal discipline, which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S. and by world prices for oil and other commodities. There is no assurance that economic initiatives will be successful. Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries.

Market Liquidity and Volatility: The securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States and Europe. A limited number of issuers in most, if not all, securities markets in emerging market countries may represent a disproportionately large percentage of market capitalization and trading volume. Such markets may in certain cases, be characterized by relatively few market makers, participants in the market being mostly institutional investors including insurance companies, banks, other financial institutions and investment companies. The listed equity securities of many companies in many emerging markets are accordingly materially less liquid, subject to greater dealing spreads and experience materially greater volatility than those of OECD countries. Government supervision and regulation of many emerging markets and of quoted companies is also less developed than in many OECD countries. In addition, there may be a high measure of legal uncertainty concerning the rights and duties of market participants as compared to investments made through securities systems of established markets.

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The combination of price volatility and the less liquid nature of securities markets in emerging market countries may, in certain cases, affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so, and consequently may have an adverse impact on the investment performance of the Fund.

Information Standards: In addition to their smaller size, lesser liquidity and greater volatility, securities markets in emerging markets are less developed than the securities markets in the U.S. and Europe with respect to disclosure, reporting and regulatory standards are less publicly available information about the issuers of securities in these markets than is regularly published by issuers in the United States and Europe. Further, corporate laws regarding fiduciary responsibility and protection of stockholders may be considerably less developed than those in the United States and Europe. Issuers in emerging market countries may not be subject to the same accounting, auditing and financial reporting standards.

Custody Risk: In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the Depositary or its agent. Once a sale order is placed in relation to assets of the Fund, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the Depositary without the need for the prior approval of the Depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.

Currency Risk: the currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.

Risks associated with Investments in the Peoples Republic of China (“China”)

Political and/or Regulatory Risk: The value of the Fund’s assets may be affected by political and regulatory uncertainties such as international and Chinese political developments and changes in governmental policies in areas including taxation, foreign investment, currency repatriation, currency fluctuation and foreign exchange control. In addition, there is a greater degree of governmental involvement in and control over the economy in mainland China than in more developed markets. The Chinese Government exerts considerable influence on the development of the Chinese stock market. From time to time, official measures may be taken that affect listed companies and their market prices in China and overseas. In addition, the fiscal and monetary system of China is underdeveloped relative to Western countries and this may affect the stability of the economy and its financial markets.

Legal and/or Accounting Risk: The legal system in mainland China is still in a developmental stage. Although a legal framework is in place to govern companies and the securities markets, the interpretation and enforcement of laws involve significant uncertainty. It should be noted that the legal infra-structure and accounting, auditing and reporting standards in China and other markets in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in more developed countries. In particular, the laws governing insolvency and shareholder protection in mainland China are significantly less developed than in established jurisdictions.

Liquidity Risk: The substantially smaller size and lower trading volumes of the markets for Chinese equity and debt securities compared to equity and debt securities in companies on more developed securities markets may result in a potential lack of liquidity and increased volatility.

This may affect the price at which the Fund may liquidate positions to meet redemption requests or other funding requirements. In particular, investors should expect that investment in Chinese companies registered with the SSE and the SZSE may be highly volatile.

Market Risk: Investors should be aware of the risks associated with investing in emerging markets such as mainland China. The securities of companies in which the Fund may invest are exposed to the risks of high rates of inflation, high interest rates, currency depreciation and fluctuation and also changes in taxation legislation and interpretation that may affect the Fund’s income and the value of investments.

Many of the PRC economic reforms are unprecedented or experimental and are subject to adjustment and modification, and such adjustment and modification may not always have a positive effect on foreign investment.

PRC Tax: As a result of investing in securities of Chinese companies, the Fund may be subject to withholding and other taxes imposed by the PRC government. Under the prevailing PRC tax policy, there are certain tax incentives available to foreign investment. There can be no assurance, however, that the aforesaid tax incentives will not be abolished in the future.

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It is possible that the current tax laws, regulations and practice in the PRC will change, including the possibility of taxes being applied retrospectively, and that such changes may result in higher or lower taxation on PRC investments than currently contemplated.

Developmental State of the Chinese Stock Markets: China A shares are securities that are listed and traded on the SSE and/or the Shenzhen Stock Exchange and are denominated and traded in RMB. The Shenzhen and Shanghai stock markets were established in April 1991 and July 1991 respectively and should be regarded as developing stock markets. The Shanghai stock market may be subject to periods of high price volatility, illiquidity, settlement problems and changes in government policy or regulation.

The Chinese government has issued rules allowing qualified foreign institutional investors to invest in China A shares, government bonds, convertible bonds, corporate bonds that are listed on the stock exchanges in the PRC and other financial instruments approved by the China Securities Regulatory Commission. Due to regulatory restraints, the Fund is not currently permitted to invest in China A shares (other than via the Connect Scheme) but it may invest indirectly in the China A share market by purchasing equity-related instruments, participation notes and participatory certificates. Indirect investments in China A shares markets by purchasing equity-related instruments will usually be made in US Dollars and not in RMB. The Fund will be exposed to fluctuations in the exchange rate between U.S. Dollars and RMB.

Accuracy of Information: The quality and limited availability of official data published by the PRC government and government agencies and information on PRC businesses and industries are generally not equivalent to that of more developed countries. Given the inherent uncertainty of the source material, investors should be aware that the accuracy and completeness of statistical data and other factual statements relevant to the PRC contained herein, including information concerning actual and proposed macro-economic, fiscal, legal and other matters, cannot be guaranteed.

Currency Risk: The Net Asset Value per Share will be computed in US Dollars, whereas the Fund will invest some of its assets in securities denominated in RMB. The Net Asset Value of the Fund as expressed in US Dollars will fluctuate in accordance with the changes in the foreign exchange rate between the US Dollar and the RMB. It may not be possible or practicable to hedge against the consequent currency risk exposure and in most instances the Fund will not hedge against such risk. It is not the present intention of the Fund to hedge the currency exposure of the Fund but the Fund reserves the right to do so in the future if it is desirable or practicable.

Custody Risk in respect of Chinese Securities: The custodial and/or settlement systems of some of the Chinese markets or exchanges on which the Fund may invest may not be fully developed, and therefore the assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risks in circumstances whereby the Custodian will have no liability. Such risks include (but are not limited to): (a) a non-true delivery versus payment settlement; (b) a physical market, and as a consequence the circulation of forged securities; (c) poor information in regards to corporate actions; (d) registration process that impacts the availability of the securities; (e) lack of appropriate legal/fiscal infrastructure devices; and (f) lack of compensation/risk fund with the central depository.

As mentioned above, custodians or sub-custodians may be appointed in the Chinese market for the purpose of safekeeping assets in the market. The assets of the Fund may be exposed to custodial risk. For example, in case of the liquidation, bankruptcy or insolvency of a custodian or sub-custodian, the Fund may take a longer time to recover its assets. In circumstances such as the retroactive application of legislation of and fraud or improper registration of title, the Fund may even be unable to recover all of its assets. The costs borne by the Fund in investing and holding investments in such markets will be generally higher than in organized securities markets.

Risks associated with the Connect Scheme

The Fund may invest in China A shares via the Connect Scheme. The Connect Scheme is subject to quota limitations which may restrict the Fund’s ability to invest in China A shares through the Connect Scheme on a timely basis and as a result, the Fund’s ability to access the China A share market may be adversely affected.

Trading under the Connect Scheme is subject to the Daily Quota. The Daily Quota may change and consequently affect the number of permitted buy trades on the Northbound Trading Link. The Fund does not have exclusive use of the Daily Quota and such quota is utilized on a “first come – first served” basis. Therefore, quota limitations may restrict the Fund’s ability to invest in or dispose of SSE Securities and SZSE Securities (together “China Connect Securities”) through the Connect Scheme on a timely basis.

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Clearing and Settlement Risk: The HKSCC and ChinaClear have established the clearing links and each becomes a participant of each other to facilitate clearing and settlement of cross-border trades. For cross-border trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants, and on the other hand undertake to fulfil the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

The Fund’s rights and interests in China Connect Securities will be exercised through HKSCC exercising its rights as the nominee holder of China Connect Securities credited to HKSCC’s omnibus account with ChinaClear. The relevant measures and rules in relation to the Connect Scheme generally provide for the concept of a “nominee holder” and recognize the investors including the Fund as the “beneficial owners” of China Connect Securities.

However, the precise nature and rights of an investor as the beneficial owner of China Connect Securities through HKSCC as nominee is less well defined under PRC law. There is lack of a clear definition of, and distinction between, “legal ownership” and “beneficial ownership” under PRC law. Therefore, the Fund’s assets held by HKSCC as nominee (via any relevant brokers’ or custodians’ accounts in CCASS) may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund.

In the event of a default, insolvency or bankruptcy of a custodian or broker, the Fund may be delayed or prevented from recovering its assets from the custodian or broker, or its estate, and may have only a general unsecured claim against the custodian or broker for those assets.

In the remote event of any settlement default by HKSCC, and a failure by HKSCC to designate securities or sufficient securities in an amount equal to the default such that there is a shortfall of securities to settle any China Connect Securities trades, ChinaClear may deduct the amount of that shortfall from HKSCC’s omnibus account with ChinaClear, such that the Fund may share in any such shortfall.

As previously discussed, HKSCC is the nominee holder of the China Connect Securities acquired by investors. As a result, in the remote event of a bankruptcy or liquidation of HKSCC, the China Connect Securities may not be regarded as the general assets of HKSCC under the laws of Hong Kong, and will not be available to the general creditors of HKSCC on its insolvency. In addition, as a Hong Kong incorporated company, any insolvency or bankruptcy proceedings against HKSCC will be initiated in Hong Kong and be subject to Hong Kong law. In such circumstances, ChinaClear and the courts of mainland China will regard the liquidator of HKSCC appointed under Hong Kong law as the entity with the power to deal with the China Connect Securities in place of HKSCC.

Should the remote event of ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC’s liabilities in Northbound trades under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against ChinaClear. HKSCC will in good faith, seek recovery of the outstanding China Connect Securities and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the Fund may suffer delay in the recovery process or may not be able to fully recover its losses from ChinaClear.

No Protection by Hong Kong Investor Compensation Fund: The Fund’s investments through the Connect Scheme will not be covered by Hong Kong’s Investor Compensation Fund. Therefore, the Fund is exposed to the risks of default of the broker(s) it engages in its trading in China Connect Securities through the Connect Scheme.

Short Swing Profit Rule: According to the PRC Securities Law, a shareholder of 5% or more of the total issued shares of a PRC listed company (“major shareholder”) has to return any profits obtained from the purchase and sale of shares of such PRC listed company if both transactions occur within a six-month period. In the unlikely event that the Fund becomes a major shareholder of a PRC listed company by investing in China Connect Securities via the Connect Scheme, the profits that the Fund may derive from such investments may be limited, and thus the performance of the Fund may be adversely affected depending on the Fund’s size of investment in China Connect Securities through the Connect Scheme.

Participation in Corporate Actions and Shareholders’ Meetings: HKSCC will keep CCASS participants informed of corporate actions of China Connect Securities. Hong Kong and overseas investors (including the Fund) will need to comply with the arrangement and deadline specified by their respective brokers or custodians (i.e. CCASS participants). The time for them to take actions for some types of corporate actions of China Connect Securities may be as short as one business day only. Therefore, the Fund may not be able to participate in some corporate actions in a timely manner.

Hong Kong and overseas investors (including the Fund) may hold China Connect Securities traded via the Connect Scheme through their brokers or custodians. Where the appointment of proxy/multiple proxies by a shareholder is prohibited by the articles of association of the China Connect Securities, the Fund may not be able to appoint a proxy/multiple proxies to attend or participate in shareholders’ meetings in respect of China Connect Securities

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Regulatory Risk and Other China Specific Investment Requirements: Any investments of the Fund through the Connect Scheme will be subject to rules and regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong as well as other regulations applicable to the Connect Scheme including but not limited to trading restrictions, disclosure requirements and foreign ownership limits. The Fund may also be impacted by the right to suspend Northbound Trading Link if necessary for ensuring an orderly and fair market and that risks are managed prudently.

Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades under the Connect Scheme, which may affect the Fund’s investments in China Connect Securities.

The rules and regulations, in connection with the Connect Scheme, including the taxation of transactions involving China Connect Securities (see the section entitled “PRC Tax” above), are subject to change which may have potential retrospective effect. There can be no assurance that the Connect Scheme will not be abolished. A fund investing in the PRC markets through the Connect Scheme may be adversely affected as a result of such changes.

Front-End Monitoring: PRC regulations require that before an investor sells any shares, there should be sufficient shares in the investor’s account; otherwise SSE or SZSE will reject the sell order concerned. SEHK will carry out pre-trade checking on China Connect Securities sell orders of its exchange participants (i.e. the stock brokers) to ensure there is no over-selling. If the Fund desires to sell China Connect Securities it holds, it will be required to transfer those China Connect Securities to the respective accounts of its brokers before the market opens on the day of selling (“trading day”) unless its brokers can otherwise confirm that the Fund has sufficient shares in its account. If it fails to meet this deadline, it will not be able to sell those shares on the trading day. Because of this requirement, the Fund may not be able to dispose of its holdings of China Connect Securities in a timely manner.

Alternatively, if the Fund maintains its China A shares with a custodian which is a custodian participant or general clearing participant participating in the CCASS, the Fund may request such custodian to open a special segregated account (“SPSA”) in CCASS to maintain its holdings in China A shares under the enhanced pre-trade checking model. Each SPSA will be assigned a unique “Investor ID” by CCASS for the purpose of facilitating the Connect Scheme system to verify the holdings of an investor such as the Fund. Provided that there is sufficient holding in the SPSA when a broker inputs the Fund’s sell order, the Fund will only need to transfer China A shares from its SPSA to its broker’s account after execution and not before placing the sell order and the Fund will not be subject to the risk of being unable to dispose of its holdings of China A shares in a timely manner due to failure to transfer China A shares to its brokers in a timely manner.

Differences in Trading Day: The Connect Scheme only operates on days when both the PRC and the Hong Kong stock markets are open for trading and when banks in both markets are open on the corresponding settlement days. It is therefore possible that there are occasions when it is a normal trading day for the PRC stock markets but the Fund cannot carry out any trading of the China Connect Securities. The Fund may be subject to a risk of price fluctuations in China Connect Securities during the time when the Connect Scheme is not trading as a result.

Recalling of Eligible Stocks: When a stock is recalled from the scope of eligible stocks for trading via the Connect Scheme, the stock can only be sold but will be restricted from being bought. This may affect the investment portfolio or strategies of the Fund, for example, when the Fund wishes to purchase a stock which has been recalled from the scope of eligible stocks.

Risks associated with the Small and Medium Enterprise Board of the SZSE (“SME Board”) and/or the ChiNext Board: The Fund may invest in the SME Board and/or the ChiNext Board via the Shenzhen-Hong Kong Stock Connect scheme. Investments in the SME board and/or ChiNext Board may result in significant losses for the Fund and its investors. The following additional risks apply:

Higher fluctuation on stock prices: Listed companies on the SME Board and/or ChiNext Board are usually of emerging nature with smaller operating scale. Hence, they are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the Main Board of the SZSE (“Main Board”).

Over-valuation risk: Stocks listed on SME Board and/or ChiNext Board may be overvalued and such exceptionally high valuation may not be sustainable. Stock price may be more susceptible to manipulation due to fewer circulating shares.

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Differences in regulation: The rules and regulations regarding companies listed on ChiNext Board are less stringent in terms of profitability and share capital than those in the Main Board and SME Board.

Delisting risk: It may be more common and faster for companies listed on the SME Board and/or ChiNext Board to delist. This may have an adverse impact on the Fund if the companies that it invests in are delisted.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of smaller-cap and mid-cap companies tend to fluctuate more widely than those of larger, more established companies. Smaller-cap and mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Derivative Instruments.

The use of Derivative Instruments for the Fund may expose the Fund to a number of specific risks, depending on the nature of the individual transaction, such as the following:

Correlation: Derivatives prices may be imperfectly correlated to the prices of the underlying securities, for example, because of transaction costs and interest rate movements. The prices of exchange traded derivatives may also be subject to changes in price due to supply and demand factors.

Loss of Favorable Performance: The use of derivatives to hedge or protect against market risk or to generate additional revenue by writing covered call options may reduce the opportunity to benefit from favorable market movements.

Counterparty exposure and legal risk: The use of OTC derivatives, such as forward contracts, swap agreements and contracts for differences, will expose the Fund to credit risk with respect to the counterparty involved and the risk that the legal documentation of the contract may not accurately reflect the intention of the parties.

Liquidity: Futures positions may be illiquid or difficult to close out because of limits imposed by the relevant exchange on daily price movements. The portfolio manager will only enter into OTC transactions with counterparties which are contractually obliged to close out a position on request.

Margin: The Fund will be obliged to pay margin deposits and option premiums to brokers in relation to futures and option contracts entered into for the Fund. While exchange traded contracts are generally guaranteed by the relevant exchange, the Fund may still be exposed to the fraud or insolvency of the broker through which the transaction is undertaken. The portfolio manager will seek to minimize this risk by trading only through high quality names.

Market risk: When the portfolio manager purchases a security or an option, the risk of the Fund is limited to the loss of its investment. In the case of a transaction involving futures, forwards, swaps, contracts for differences or writing options, the Fund’s liability may be potentially unlimited until the position is closed.

Currency Hedging: Currency hedging, which may be undertaken using derivatives, may protect the Fund from adverse currency movements, but may also release or eliminate the benefit of favorable currency movements. These can also be no guarantee that a decision to hedge any currency exposure will be effective or that the portfolio manager will exercise its discretion to hedge any particular currency exposure. In addition, it may be difficult to effectively hedge exposures in certain currencies either at a reasonable cost or on a practical basis.

Conflicts of Interest: Conflicts of interest may arise as a result of the Fund’s trading with counterparties. Such parties may obtain information regarding the Fund’s activities and strategies that could be used by such third parties to the detriment of the Fund.

Tax Risk: The Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

Risks Associated with Investing in Non-U.S. Securities. Since the Fund principally invests in non-U.S. securities, the Fund will be subject to risks not typically associated with domestic securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

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Certain of the risks noted below may also apply to securities of U.S. issuers with significant non-U.S. operations. Investments in non-U.S. securities involve the following risks:

•

The economies of some non-U.S. markets often do not compare favorably with that of the U.S. in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or non-U.S. capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

•

Governmental actions—such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes—may adversely affect investments in non-U.S. markets. Such governments may also participate to a significant degree, through ownership or regulation, in their respective economies.

•

The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair the Fund’s ability to purchase or sell non-U.S. securities or transfer its assets or income back to the U.S. or otherwise adversely affect the Fund’s operations.

•

Other non-U.S. market risks include foreign exchange controls, difficulties in pricing securities, defaults on non-U.S. government securities, difficulties in enforcing favorable legal judgments in non-U.S. courts, and political and social instability. Legal remedies available to investors in some non-U.S. countries are less extensive than those available to investors in the U.S. Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could adversely affect the Fund’s non-U.S. holdings or exposures.

•

Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the portfolio managers to completely and accurately determine a company’s financial condition or otherwise assess a company’s creditworthiness.

•

Because there may be fewer investors on non-U.S. exchanges and smaller numbers of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may be more volatile than prices of securities traded in the U.S.

•

Non-U.S. markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed, and the Fund’s assets may be uninvested and may not be earning returns. The Fund also may miss investment opportunities or not be able to sell an investment or reduce its exposure because of these delays.

•	Changes in currency exchange rates will affect the value of the Fund’s non-U.S. holdings or exposures.

•	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions, increasing the transaction costs paid directly or indirectly by the Fund.

•	International trade barriers or economic sanctions against non-U.S. countries may adversely affect the Fund’s non-U.S. holdings or exposures.

•

Global economies are increasingly interconnected, which increases the possibilities that conditions in one country, region or financial market may adversely impact a different country, region or financial market.

The severity or duration of these conditions may be affected if one or more countries leave the European Union, the euro currency or if other policy changes are made by governments or quasi-governmental organizations.

The Fund may invest in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Global Depositary Notes (“GDNs”), which are certificates evidencing ownership of securities of a non-U.S. issuer. Depositary receipts may be sponsored by the non-U.S. issuer or unsponsored. Depositary receipts are subject to the risks of changes in currency or exchange rates and the risks of investing

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in non-U.S. securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that would be considered material in the U.S., or to pass through to shareholders any voting rights with respect to the deposited securities. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions, which could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent the Fund invests in equity-related instruments it will also be subject to these risks.

The Fund may invest in equity securities of companies that the portfolio manager believes will experience relatively rapid earnings growth (“growth securities”) or that the portfolio manager believes are selling at a price lower than their true value (“value securities”). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Counterparty and Third-Party Risk. Transactions involving a counterparty to a derivative or other instrument or transaction (e.g., repurchase agreement or securities loan), or a third party responsible for servicing the instrument or transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. This is the risk that the issuer, guarantor, counterparty or third party to a particular instrument, investment or transaction becomes unable or unwilling to make timely principal, interest, or settlement payments or otherwise to honor its obligations. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks.

If a counterparty defaults, the Fund may have contractual remedies, but the Fund may be unable to enforce them. The obligations of counterparties are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. If a counterparty defaults, the Fund may have to participate in legal proceedings involving the counterparty. This could increase the Fund’s operating expenses and decrease its net asset value. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because, for example, the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required.

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The Fund is also subject to counterparty risk to the extent it executes a significant portion of its securities transactions through a single broker, dealer, or counterparty to a derivatives transaction, such as a futures commission merchant. If the broker, dealer or other counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell at favorable times or prices, resulting in losses for the Fund.

Derivatives transactions, especially over-the-counter derivatives, involve significant counterparty risk. Those derivative instruments involving high amounts of counterparty risk, include, among others, swaps (including interest rate swaps, total return swaps and credit default swaps), structured notes, forward currency contracts, and over-the-counter options contracts.

Currency Risk. The Fund’s shares are priced (purchased and redeemed) in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars. However, a substantial portion of the Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Fund from many of its investments may be paid in foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and the Fund’s income available for distribution. The values of foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies may be adversely affected by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, restrictions or prohibitions on the repatriation of foreign currencies, changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad. The local emerging market currencies in which the Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries. To the extent the Fund has invested in debt instruments of companies located or doing business in foreign markets and that have issued debt instruments denominated in U.S. dollars or another non-local currency, fluctuations in currency exchange rates could also negatively impact such investments. For example, increases in the value of the U.S. dollar relative to its value at the time the debt was issued can increase the costs of interest and repayment to the issuer and could result in defaults on an issuer’s debt obligations.

Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of the Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of the Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if the Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

Some of the local currencies in which the Fund may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of Emerging Markets in which the Fund may invest have experienced steady devaluation relative to freely convertible currencies.

The portfolio manager may, but is not required to, attempt to mitigate (or “hedge”) the risks associated with currency fluctuations by entering into forward, futures and options or other contracts to purchase or sell the currency of denomination of any investment held by the Fund and any other currencies held by the Fund. Such contracts may not be available on favorable terms or in all of the currencies in which the Fund may invest from time to time. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging.

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Valuation Risk. Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, the Fund’s net asset value will be adversely affected. A portion of the Fund’s assets may be valued by the portfolio manager at fair value pursuant to guidelines established by the Board of Trustees. The Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. To the extent the Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon sale of a security. When the Fund invests in other mutual funds or investment pools, it will generally value its investments in those funds or pools based on the valuations determined by the funds or pools, which may not be precisely the same as if the net assets of the funds or pools had been valued using the procedures employed by the Fund to value its own assets. Valuation risks may be heightened to the extent that the Fund invests in high yield securities, illiquid securities and derivative instruments because there may be less liquid markets for these instruments or market quotations may not be readily available for them.

INFORMATION ABOUT THE FUND’S NON-PRINCIPAL INVESTMENT STRATEGIES

Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cyber security incidents affecting the Fund, Manager, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Risks Associated with Collateral Management. Where the Fund enters into an OTC derivative contract or a securities financing transaction, it may be required to pass collateral to the relevant counterparty or broker. Collateral that the Fund posts to a counterparty or a broker that is not segregated with a third-party custodian may not have the benefit of customer-protected “segregation” of such assets. Therefore in the event of the insolvency of a counterparty or a broker, the Fund may become subject to the risk that it may not receive the return of its collateral or that the collateral may take some time to be returned if the collateral becomes available to the creditors of the relevant counterparty or broker. In addition, the Fund is subject to the risk that it will be unable to liquidate collateral provided to it to cover the costs incurred as a result of the counterparty default. The Fund is also subject to the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events.

Where cash collateral received by the Fund is re-invested, the Fund will be exposed to the risk of a failure or default of the issuer of the relevant security in which the cash collateral has been invested.

Where collateral is posted to a counterparty or broker by way of a title transfer collateral arrangement or where the Fund grants a right of re-use under a security collateral arrangement which is subsequently exercised by the counterparty, the Fund will only have an unsecured contractual claim for the return of equivalent assets. In the event of the insolvency of a counterparty, the Fund shall rank as an unsecured creditor and may not receive equivalent assets or recover the full value of the assets. Investors should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material. In addition, assets subject to a right of re-use by a counterparty may form part of a complex chain of transactions over which the Fund or its delegates will not have any visibility or control.

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Because the passing of collateral is effected through the use of standard contracts, the Fund may be exposed to legal risks such as the contact may not accurately reflect the intentions of the parties or the contract may not be enforceable against the counterparty in its jurisdiction of incorporation.

Because of these and other risks, you could lose money by investing in the Fund. For more information about the Fund and its investments, please see the Fund’s Statement of Additional Information (“SAI”).

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. For instructions on how to obtain the SAI, please refer to the back cover of this prospectus. [Portfolio holdings information can be reviewed online at [website].]

MANAGEMENT OF THE FUND

Board of Trustees

The Board of Trustees of the Datum One Series Trust, a Massachusetts business trust (the “Trust”), of which the Fund is a separate series, has responsibility for the general oversight of the management of the Fund, including the general supervision of the Manager and the Fund’s other service providers. The Board of Trustees is not involved in the day-to-day management of the Trust. A list of the Trustees and the Trust’s officers, and their present positions and principal occupations, is provided in the SAI.

Investment Manager

Polar Capital LLP is the Fund’s investment manager and has served as the Fund’s investment manager since its inception. The Manager manages assets of approximately $18.5bn as of December 31, 2019 and serves as the investment manager for seven investment companies, including Polar Capital Funds plc, Polar Capital Technology Trust plc, Polar Capital Global Healthcare Trust plc, Polar Capital Global Financials Trust plc and Polar Capital European Forager Fund Ltd. The Manager is authorized and regulated by the Financial Conduct Authority in the United Kingdom and is an investment adviser registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is headquartered at 16 Palace Street, London, SW1E 5JD, United Kingdom. The portfolio managers, who are affiliated with the Manager, select investments for the Fund.

Portfolio Manager

The individual manager at Polar Capital LLP with prime responsibility for the Fund is Jorry Rask Nøddekær.

Mr. Nøddekær joined Polar Capital in June 2018. Prior to joining Polar Capital, he worked at various firms including Nordea Investment Management, Danske Capital, F&C Investment Management, New Star Asset Management and BankInvest Asset Management. Jorry studied at Aarhus University in Denmark where he gained an MSc in Economics and Finance.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.

INVESTING WITH THE FUND

Management Fees

The Manager receives an annual fee for its services to the Fund. The fee is payable in monthly installments based on the average daily net assets of the Fund.

The Manager is responsible for all of its own costs, including costs of the personnel required to carry out its duties.

The following table shows the management fee rate to be paid by the Fund as a percentage of the Fund’s average daily net assets.

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Management Fee Rate

Polar Capital Emerging Market Stars Fund	1.00%

For information regarding the basis for the Board’s approval of the investment advisory relationship of the Fund, please refer to the Fund’s [semi-]annual shareholder report to be dated [_____, 2020].

Expense Limitations and Waivers

The Manager has contractually agreed to waive its fees or reimburse the Fund for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that the Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 1.00% of the Fund’s average daily net assets. Under the Expense Limitation Agreement, the Manager may recoup any amounts waived or reimbursed within the three fiscal years following the fiscal year in which the expenses occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that prior expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place during the prior fiscal year when such prior year’s expenses were waived or reimbursed. The contractual expense limitation arrangement is expected to continue until at least [March 31, 2022]. The arrangement may be terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon [ninety (90)] days’ written notice to the Manager. The expense limitation arrangement may be terminated before [March 31, 2022] only by the Board of Trustees.

Administrator, Distributor, Transfer Agent and Custodian

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Fund’s Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. Foreside Fund Officer Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230, provides compliance services and financial controls services to the Fund.

Foreside Financial Services, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101 is the principal underwriter and distributor of the Fund. It is a Delaware limited liability company [ADD relevant information re: parent]. See “Principal Underwriter” in the SAI. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Contractual Arrangements

The Trust enters into contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians, transfer agents, shareholder service providers and accountants, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements and are not intended (“third party”) beneficiaries of those contractual arrangements. The Trust’s and the Fund’s contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts against the service providers, either directly or on behalf of the Fund.

This prospectus has been designed to meet the regulatory purpose of providing information concerning the Trust and the Fund that you should consider carefully in determining whether to purchase shares of the Fund. Neither this prospectus, the SAI, nor the Fund’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Fund and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.

The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). When you buy and sell shares of the Fund, the price of the shares is based on the Fund’s net asset value (“NAV”) per share next determined after the order is received.

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SHARES

Calculating the Fund’s Net Asset Value (“NAV”)

The NAV per share of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. The NAV per share is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business.

The Fund reserves the right to change the time its NAV is calculated under certain unusual circumstances, including, for example, in the event of an unscheduled halt or early close of trading on the NYSE. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Fund before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Fund or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

A purchase or redemption is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. [Call [phone number] (toll free)] for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Fund’s “Customer Identification Program” as described below.

Valuing the Fund’s Assets

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. The Fund generally uses pricing services to determine the market value of securities. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. Dollar as provided by an independent pricing service approved by the Board of Trustees.

If market quotations for a security are not readily available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value the Fund’s assets at their fair value according to policies approved by the Board of Trustees.

Other fair value situations could include, but are not limited to: (1) extremely illiquid securities in which there is no trading market and no broker coverage; (2) stale priced securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other security in which the Manager or Fair Value Committee identify that the current price may not be reliable. If it has been determined that a fair value situation has taken place, the Fair Value Committee will make a determination of the fair price for the impacted securities according to policies approved by the Board.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which the Fund buys securities may be open on days the U.S. markets are closed, causing the Fund’s NAV to change even though the Fund is closed. While fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

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HOW TO BUY SHARES

You may purchase shares directly from the Fund or through your broker or financial intermediary on any business day the Fund is open, subject to certain restrictions described below. Generally, the Fund does not accept purchase orders from foreign investors; however, the Fund reserves the ability to change this practice without prior notice. The Fund may accept or reject any purchase order. Your financial consultant, financial intermediary, or institution may charge a fee for its services, in addition to the fees charged by the Fund.

Investors may purchase Fund shares by written request, check, wire, ACH (Automated Clearing House), telephone, or through dealers as further described in this prospectus. You may conduct transactions by mail ([ADDRESS]), by wire, or by telephone at [PHONE NUMBER]. Purchases and redemptions by telephone are only permitted if you previously established this option in your account. You can use the Account Application for initial purchases.

Investors can purchase shares by contacting any investment dealer authorized to sell the Fund’s shares. The minimum initial investment is $1,000,000. There is no minimum for subsequent investments. All purchases made by check should be in U.S. dollars and made payable to[_____]. Third party, starter or counter checks will not be accepted. A charge may be imposed if a check does not clear. The Fund reserves the right to waive or lower purchase and investment minimums in certain circumstances. For example, the minimums listed above may be waived or lowered for (i) investors who are customers of certain financial intermediaries that hold the Fund’s shares in certain omnibus accounts, (ii) current and former Trustees of the Trust; and (iv) officers, directors and employees of the Trust, the Investment Manager and the Investment Manager’s affiliates, in each case at the discretion of the officers of the Fund. In addition, financial intermediaries may impose their own minimum investment and subsequent purchase amounts.

Subsequent investments can be made directly to [_____].

Purchase requests received in good order by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Purchase requests received by the Fund in good order or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated above. The Fund reserves the right to waive the initial investment minimum.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Fund may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Fund through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

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When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges, commissions or restrictions;

•	designate intermediaries to accept purchase and sale orders on the Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

The Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Fund. Certain intermediaries may receive compensation from the Fund, the Manager, or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Fund. You can obtain a copy of the New Account Application by calling the Fund at [PHONE] on days the Fund is open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

Polar Capital Emerging Market Stars Fund

c/o The Northern Trust Company

P.O. Box 4766 Chicago,

Illinois 60680-4766

Overnight Address:

Polar Capital Emerging Market Stars Fund

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	[You must also call [NUMBER] (toll free) on days the Fund is open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.]

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Fund. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Fund or the Transfer Agent. Wires must be received prior to 4:00pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Call [NUMBER] (toll free) on days the Fund is open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682700

Shareholder Account #                 (ex. AIT10541234567)

Shareholder Name:

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By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

You may redeem all or part of your investment in the Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Fund or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of the Fund as described in [“Additional Information About Redemptions.”] The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Fund and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

Polar Capital Emerging Market Stars Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Polar Capital Emerging Market Stars Fund

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The redemption request must include:

•	The number of shares or the dollar amount to be redeemed;

•	The Fund account number; and

•	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

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•	A Medallion Signature Guarantee (see below) also is required if:

•	The proceeds are to be sent elsewhere than the address of record, or

•	The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at [PHONE] (toll free) for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call [PHONE] (toll free) to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

Polar Capital Emerging Market Stars Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

Polar Capital Emerging Market Stars Fund

c/o The Northern Trust Company

333 S. Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, IL 60604

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Fund, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Fund, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Fund may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

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An original Medallion Signature Guarantee is required if any of the following applies:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call [PHONE] (toll free) for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Fund typically expects that it will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request, although proceeds normally are paid within four (4) business days. If you are redeeming shares that have been purchased via ACH, the Fund may hold proceeds until the purchase amount has been collected, which may be as long as five (5) business days after purchase date. To eliminate this delay, you may purchase shares of the Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment of redemption proceeds. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.

At the discretion of the Fund or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. [However, if you redeem shares worth the lesser of $250,000 or 1% of the NAV of the Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund.] Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market risk until the security is sold. Redemption-in-kind proceeds are distributed to the redeeming shareholder based on a weighted-average pro rata basis of a fund’s holdings. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security redeemed in kind.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute any net realized long-term capital gains and its net realized short-term capital gains at least once a year. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive income dividends and capital gain distributions in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election may be changed automatically and future dividends will be reinvested in the Fund at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months may be cancelled and the proceeds reinvested in the Fund at the NAV determined as of the date of cancellation.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of the Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because the Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which the Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of the Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require the Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause the Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Fund periodically examines transactions that exceed monetary thresholds or numerical limits within certain time periods. If the Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Fund may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Fund may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions. The Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Fund believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Fund. Omnibus accounts include multiple investors and typically provide the Fund with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Fund. The Fund will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Fund; (2) furnish the Fund, upon request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund’s market-timing policy with respect to customers identified by the Fund as having engaged in market timing.

The Fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Fund may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

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TAXES

[The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the Fund and its shareholders. The following assumes that the Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in the Fund with your tax advisor.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by the Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of the Fund through a financial intermediary, that entity will provide this information to you.

The Fund intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any non-corporate shareholder that does not provide the Fund with the shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.

Shareholders that invest in the Fund through a tax advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in the Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

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[Foreign Income Taxes. Investment income and proceeds received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund may elect (the “Foreign Election”) to “pass through” to its shareholders the amount of foreign income and similar foreign taxes paid or deemed paid by it. If the Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of such foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both). It is anticipated that the Fund will qualify to make the Foreign Election; however, the Fund cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.]

Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.

Please see the SAI for further information regarding tax matters.]

ACCOUNT POLICIES

Important Notice Regarding Delivery of Shareholder Documents. The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at [PHONE NUMBER] (toll free) and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Notice Regarding Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at [PHONE NUMBER] (toll free) at least annually to ensure your account remains in active status.

[If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.]

FINANCIAL HIGHLIGHTS

Because the Fund had not commenced operations as of the fiscal year ended [                ], financial highlights are not presented.

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OTHER SERVICE PROVIDERS

Investment Manager

Polar Capital LLP

16 Palace Street

London, SW1E 5JD

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

[NAME]

[ADDRESS]

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

[PHONE NUMBER] (toll free)

28

DATUM ONE SERIES TRUST

Polar Capital Emerging Market Stars Fund

The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual report to shareholders. In the Fund’s annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year. The SAI is incorporated by reference into this prospectus, which means its is a part of this prospectus for legal purposes. You may get free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling [xxx-xxx-xxxx]. The Fund’s SAI and annual and semiannual report (when available) are available at: [WEBSITE].

You may access reports and other information about the Fund on the SEC Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: [publicinfo@sec.gov.] You may need to refer to the Trust’s file number under the 1940 Act, which is: [________].

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STATEMENT OF ADDITIONAL INFORMATION

[DATE]

Polar Capital Emerging Market Stars Fund

Class: Institutional

[TICKER]

(the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus. The Fund is the sole series of Datum One Series Trust (the “Trust”). The Fund is offered through a Prospectus, dated [DATE], as amended or supplemented from time to time.

Information for the Fund is as of the date noted. Investors may obtain free copies of the Prospectus by calling the Fund at [xxx-xxx-xxxx]. This SAI contains information that may be useful to investors but which is not included in the Prospectus.

TABLE OF CONTENTS

TRUST HISTORY

This SAI describes the Fund, which is a series of Datum One Series Trust (the “Trust”). The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on [DATE] that currently consists of one separate investment series. The Trust’s Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Polar Capital LLP (the “Manager”) serves as investment manager to the Fund.

The Trust may, from time to time, create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and statements of additional information.

FUND CLASSIFICATION

The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a “diversified” investment company under the 1940 Act.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Fund described in this SAI currently offers one class of shares. Generally, expenses and liabilities incurred by or arising in connection with a particular series of the Trust or class of shares are allocated only to that series of the Trust or class of shares. Expenses and liabilities not incurred by or arising in connection with a particular class of a series of the Trust or series of the Trust are allocated in relation to the respective net asset value of each series of the Trust or on such other basis as the Trustees may in their discretion determine.

Shares of each series of the Trust entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each series of the Trust or class of shares when required by the 1940 Act or when the Trustees of the Trust have determined that the matter affects one or more series of the Trust or classes of shares materially differently. When a matter affects only the interests of one or more series of the Trust or classes of shares, only shareholders of those series of the Trust or classes of shares shall be entitled to vote on the matter. Shares have noncumulative voting rights in the election of Trustees. Shareholders have the right to call a meeting to remove Trustees. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trust and approved by the Trustees of the Trust, and if the Fund were liquidated, holders of each class of shares of that Fund would receive the net assets of that Fund attributable to the class of shares.

Pursuant to the Trust’s Declaration of Trust, the Trust has the right, at its option, to redeem Fund shares held by a shareholder at any time at the net asset value thereof: (i) if at such time such shareholder owns fewer shares of any series or class than, or shares having an aggregate net asset value of less than, an amount determined from time to time by the Trustees; (ii) to the extent that such shareholder owns shares of a particular series equal to or in excess of a percentage of the outstanding shares of that series determined from time to time by the Trustees; (iii) to the extent that such shareholder owns shares of the Trust representing a percentage equal to or in excess of such percentage of the aggregate number of outstanding shares of the Trust or the aggregate net asset value of the Trust determined from time to time by the Trustees; (iv) if such shareholder fails to supply appropriate personal and tax identification information requested by the Trust; (v) if such Shareholder fails to meet or maintain the qualifications for ownership of a particular series or class; or (vi) if the Trustees determine for any other reason, in their sole discretion, that the ownership of shares by a shareholder is not in the best interests of the remaining shareholders of the Trust or of the applicable series or class.

INVESTMENT POLICIES AND STRATEGIES

In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks, which are described below. The Fund is not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies and restrictions of the Fund may be changed by the Board of Trustees without notice to shareholders or shareholder approval. In addition, the Fund may be subject to restrictions on its ability to utilize certain investments or investment techniques. Unless otherwise noted, these additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its adviser, custodians, transfer agent, and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund also may incur substantial costs for cyber security risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivative Instruments

The portfolio manager may use financial derivative instruments and techniques for efficient portfolio management in accordance with the Fund’s fundamental investment strategies.

Financial derivative instruments used by the portfolio manager may include, but will not be limited to [futures, forwards, options (both writing and purchasing), swaps and contracts for differences, and will include both exchange traded and over the counter derivative instruments]. The assets or indices underlying such instruments may consist of any one or more of the following: transferable securities, money market instruments, other collective investment schemes, financial indices, interest and foreign exchange rates and currencies.

Financial derivative instruments may be used by the portfolio manager either for investment or efficient portfolio management purposes. The use of such instruments is intended to provide the portfolio manager with additional tools for managing risk and for efficient investment, which should in turn contribute to a better risk-return profile for the Fund. Examples of the way in which they may be used, which should not be taken as being exhaustive, include:

Futures. The portfolio manager may enter into single stock and index futures contracts to hedge against changes in the values of equity securities held by the Fund or markets to which the Fund is exposed or to hedge against currency and interest rate risk.

The portfolio manager may also use futures contracts to equitize cash or as a means of gaining exposure to particular securities or markets on a short to medium term basis in advance of making a decision to purchase a particular security or to reallocate assets on a longer term basis. In addition, the portfolio manager may use futures to reduce exposure to a market in advance of raising cash from asset sales to fund redemptions from the Fund.

The portfolio manager may also use futures contracts to take a directional view on particular securities or markets within the Fund’s investment universe where, in the their view, those securities or markets are overpriced or likely to enter into a downward phase of the investment cycle.

Forwards. Currency forwards may be used to hedge the currency exposures of securities denominated in a currency other than the base currency of the Fund and to hedge against other changes in interest and currency rates which may have an impact on the Fund.

Options. Call options may be used to gain exposure to specific securities and put options may be used to hedge against downside risk. Options may also be purchased to hedge against currency and interest rate risk and the Manager may write put options and covered call options to generate additional revenues for the Fund. The Manager will not write uncovered call options.

Total Return Swaps. Total return swap agreements may be used to gain exposure to particular securities or markets in instances where it is not possible or not economic to do so through the underlying security or a futures contract. Swaps may also be used to hedge against currency and interest rate risk.

Contracts for Differences. Contracts for differences may be used either as a substitute for direct investment in the underlying equity security or as an alternative to and for the same purposes as futures and options, particularly in cases where there is no futures contract available in relation to a specific security, or where an option or index future represents an inefficient method of gaining exposure because of pricing risk or the risk of delta or beta mismatches.

Convertible Bonds. A convertible bond is a type of bond that the holder has the option to convert into a specified number of shares of common stock in the issuing company. It is a hybrid security with debt and equity-like features.

Repurchase and Reverse Repurchase Agreements for the purposes of Efficient Portfolio Management. The Fund may use repurchase agreements and reverse repurchase agreements to generate additional income for the Fund. Repurchase agreements are transactions in which one party sells a security to the other party with a simultaneous agreement to repurchase the security at a fixed future date at a stipulated price reflecting a market rate of interest unrelated to the coupon rate of the securities. A reverse repurchase agreement is a transaction whereby the Fund purchases securities from a counterparty and simultaneously commits to resell the securities to the counterparty at an agreed upon date and price.

Risk of Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of their investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union, and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If the Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

Additionally, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. These rules impose minimum margin requirements on derivatives transactions between the Fund and its swap counterparties and impose regulatory requirements on the timing of transferring margin, which may accelerate the Fund’s current margin process. The Fund is already subject to variation margin requirements, and the Fund may become subject to initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin the Fund needs to provide in connection with uncleared OTC derivatives transactions and, therefore, make such transactions more expensive.

New requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization of collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Fund from exercising termination rights based on the financial institution’s insolvency. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

In addition, the SEC has issued a proposed rule under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, could, among other things, restrict the Fund’s ability to engage in derivatives transactions and/or increase the costs of such derivatives transactions such that the Fund may be unable to implement its investment strategies.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Fund, since the Fund has to pay fees to its clearing members and is typically required to post more margin for cleared derivatives than it has historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. These regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new mechanisms will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Fund to new kinds of risks and costs.

Illiquid Securities

The Fund may invest no more than 15% of its net assets (measured at the time of investment) in illiquid investments. Under Rule 22e-4 under the 1940 Act, “illiquid investments” are defined as those investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board has delegated liquidity determinations to the Manager.

Illiquid investments may include, among various other types of investments, privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

In October 2016, the SEC adopted a liquidity risk management rule that requires the Fund to establish a liquidity risk management program. [The Board of Trustees has appointed the Manager to administer the Fund’s liquidity risk management program.]

Securities Financing Transactions and Equity Swaps

The Fund may engage in securities financing transactions (stock-lending arrangements and repurchase/ reverse repurchase agreements, “SFTs”) and equity swaps.

The collateral supporting SFTs will be valued daily at mark-to-market prices, and daily variation margin used if the value of collateral falls (due for example to market movements) below the required collateral coverage requirements in respect of the relevant transaction.

Shanghai-Hong Kong Stock Connect Scheme and Shenzhen-Hong Kong Stock Connect Scheme

Stock Connect Scheme

The Fund may invest in China A shares through the Shanghai-Hong Kong Stock Connect scheme and/or the Shenzhen-Hong Kong Stock Connect scheme (collectively, the “Connect Scheme”).

The Shanghai-Hong Kong Stock Connect scheme is a securities trading and clearing links program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), Shanghai Stock Exchange (“SSE”) and China Securities Depository and

Clearing Corporation Limited (“ChinaClear”) and the Shenzhen-Hong Kong Stock Connect scheme is a securities trading and clearing links program developed by HKEx, Shenzhen Stock Exchange (“SZSE”) and ChinaClear. The aim of the Connect Scheme is to achieve mutual stock market access between mainland China and Hong Kong.

The Shanghai-Hong Kong Stock Connect scheme enables Hong Kong and overseas investors (including the relevant Fund) to invest in certain eligible China A shares listed on the SSE (“SSE Securities”) through their Hong Kong brokers and a securities trading service company established by The Stock Exchange of Hong Kong Limited (“SEHK”) under the Northbound Trading Link, subject to the rules of the Shanghai-Hong Kong Stock Connect scheme.

The Shenzhen-Hong Kong Stock Connect scheme enables Hong Kong and overseas investors (including the relevant Fund) to invest in certain eligible China A shares listed on the SZSE (“SZSE Securities”) through their Hong Kong brokers and a securities trading service company established by SEHK under the Northbound Trading Link, subject to the rules of the Shenzhen-Hong Kong Stock Connect scheme.

At the initial stage of the Shenzhen-Hong Kong Stock Connect scheme, investors eligible to trade shares that are listed on the ChiNext Board of the SZSE (“ChiNext Board”) under Northbound trading will be limited to institutional professional investors (which the Fund will qualify as such) as defined in the relevant Hong Kong rules and regulations.

It is expected that the list of eligible securities will be subject to review.

Trading Quota

Trading under the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme is subject to a daily quota (“Daily Quota”). Northbound Shanghai Trading Link under the Shanghai-Hong Kong Stock Connect scheme, Northbound Shenzhen Trading Link under the Shenzhen-Hong Kong Stock Connect scheme, Southbound Hong Kong Trading Link under the Shanghai-Hong Kong Stock Connect scheme and Southbound Hong Kong Trading Link under the Shenzhen-Hong Kong Stock Connect are respectively subject to a separate set of Daily Quota.

The Daily Quota limits the maximum net buy value of cross-boundary trades under each of the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme each day. The Northbound Daily Quota is currently set at RMB13 billion for each of the Shanghai-Hong Kong Stock Connect scheme and the Shenzhen-Hong Kong Stock Connect scheme.

The Daily Quota may be increased or reduced subject to the review and approval by the relevant PRC regulators from time to time.

SEHK monitors the quota and publishes the remaining balance of the Northbound Daily Quota at scheduled times on the HKEx’s website.

Settlement and Custody

Under the Connect Scheme, The Hong Kong Securities Clearing Company Limited (“HKSCC”), a wholly-owned subsidiary of HKEx, is responsible for the clearing, settlement and the provision of depository, nominee and other related services of the trades executed by Hong Kong market participants and investors.

The China A shares traded through the Connect Scheme are issued in scripless form, so investors will not hold any physical China A shares. Hong Kong and overseas investors who have acquired SSE Securities or SZSE Securities through Northbound trading should maintain the SSE Securities or SZSE Securities with their brokers’ or custodians’ stock accounts with CCASS (the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK).

Corporate Actions and Shareholders’ Meetings

Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities and SZSE Securities held in its omnibus stock account in ChinaClear, ChinaClear as the share registrar for SSE and SZSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities and SZSE Securities.

HKSCC will monitor the corporate actions affecting SSE Securities and SZSE Securities and keep the relevant brokers or custodians participating in CCASS (“CCASS participants”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them.

SSE-/SZSE-listed companies usually announce their annual general meeting/extraordinary general meeting information about two to three weeks before the meeting date. A poll is called on all resolutions for all votes. HKSCC will advise CCASS participants of all general meeting details such as meeting date, time, venue and the number of resolutions.

Currency

Hong Kong and overseas investors will trade and settle SSE Securities and SZSE Securities in RMB only. Hence, the Fund will need to use RMB to trade and settle SSE Securities and SZSE Securities.

Further information about the Connect Scheme is available online at the website:

http://www.hkex.com.hk/eng/csm/chinaConnect.asp?LangCode=en

The Fund shall be allowed to trade SSE Securities and SZSE Securities through the Northbound Trading Link of the Connect Scheme, subject to applicable rules and regulations issued from time to time.

Borrowings

The Fund may be permitted to borrow for temporary purposes, for investment purposes and to more efficiently manage the portfolio. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed from a bank, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Fund may enter into, and make borrowings for temporary purposes related to the redemption of shares, including under a credit agreement with third-party lenders or the custodian. Such borrowings will be allocated among the series of the Trust pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money from a bank, the Fund may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings, but for which the Fund does not have to have 300% asset coverage.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the security at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.

The Fund also may engage in simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.

The Fund will typically segregate or “earmark” assets determined to be liquid by the Manager and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements, dollar rolls and sale-buybacks. Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities that the Fund sold and is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements, dollar rolls, sale-buybacks and other similar instruments and transactions will not be subject to the Fund’s limitations on borrowings as specified under “Investment Restrictions” below.

Temporary Defensive Strategies

As described in the Prospectus, the portfolio manager may at times judge that conditions in the securities markets make pursuing the Fund’s basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund’s assets. In implementing these “defensive” strategies, the Fund would invest in investment grade debt securities, cash, or money market instruments to any extent the portfolio manager considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies, and the Fund is not required to use alternate strategies in any case. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Policies: The investment restrictions numbered 1 through 7 below have been adopted as fundamental policies for the Fund.

1.

The Fund may not issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money and except as otherwise consistent with applicable law from time to time.

2.	The Fund may borrow money to the extent permitted by applicable law from time to time.

3.

The Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

4.

The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry (for purposes of this restriction, (i) bank loans and loan participations will be considered investments in the industry of the underlying borrower, (ii) investment companies are not considered to constitute an industry, and (iii) derivatives counterparties are not considered to be part of any industry).

5.

The Fund may make loans, including to affiliated investment companies, except to the extent the Fund is prohibited from doing so by applicable law. The Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate. The Fund may purchase debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

6.	The Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

7.

The Fund will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. The Fund may (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, (ii) purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and (iii) acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

For purposes of applying the terms of the Fund’s fundamental policy number 4, the Manager will, on behalf of the Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, the Fund considers an industry to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular industry is therefore an evolving one, particularly for issuers in industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. The Fund takes the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular industry or group of industries, and therefore the 25% concentration restrictions noted above do not apply to such securities.

For purposes of the Fund’s policies (including the fundamental policies discussed above), any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

Non-Fundamental Policies:

Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus, including the explanatory notes included above under the heading “Investment Restrictions — Fundamental Policies” are not fundamental and may be changed by approval of the Trustees without notice to or approval by the shareholders.

Other Information Regarding Investment Restrictions and Policies:

All percentage limitations and requirements (including those set forth in the fundamental policies discussed above) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person.

It is contrary to the current policy of the Fund, which policy may be changed without shareholder approval, to invest more than 15% of the Fund’s net assets in securities which are determined to be illiquid by the Fund’s Board of Trustees (the “Board” or the “Trustees”), or persons designated by the Board to make such determinations (such as the Manager) in accordance with procedures adopted by the Board.

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. Illiquid investments are generally investments that the Fund cannot reasonably expect to be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the instrument. The Fund will not invest more than 15% of its net assets in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation, and it will not reduce the liquidity risk inherent in the Fund’s investments.

Restrictions Pursuant to Applicable Law

The Trust is registered under the 1940 Act as an investment company and the Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Subchapter M”).

Compliance with those laws and other applicable law may limit the Fund’s ability to achieve its investment objective, including by, among other things, limiting the types of investments it may make or hold from time to time and the counterparties with which the Fund may trade. Other accounts managed by the Manager may invest and perform differently because they may not be subject to the same laws and restrictions as the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

Through filings made with the SEC on Form N-CSR, the Fund makes its full portfolio holdings publicly available to shareholders on a semiannual basis. The Fund normally makes such filings on or around the sixtieth day following the end of the Fund’s second and fourth fiscal quarters. The Fund transmits its complete portfolio schedules as of the end of the second and fourth fiscal quarters to shareholders in the Fund’s semi-annual and annual reports.

In addition to filings made with the SEC, the Fund intends to make its full portfolio holdings as of the end of each calendar quarter available on the Fund’s website at [WEBSITE], generally no later than thirty calendar days after the end of each calendar quarter.

To the extent that the Fund’s portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR, or by being posted to the Fund’s website, such holdings may also be disclosed to any third party that requests them.

On a monthly basis, the complete schedule of the Fund’s portfolio holdings will be filed with the SEC on Form N-PORT. These schedules are available on the SEC website at www.sec.gov and on the Fund’s website at [WEBSITE].

Policies and Procedures. The Trust has adopted policies and procedures with respect to disclosure of the Fund’s portfolio holdings. The Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Fund. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Fund nor any service provider to the Fund may disclose material information about the Fund’s holdings, trading strategies implemented or to be implemented in the Fund or about pending transactions in the Fund to other third parties except that information about portfolio holdings may be available to such third parties: (i) by providing a copy of the Fund’s latest annual or semi-annual report or the Fund’s latest Form N-PORT; (ii) in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old, or (iii) when the Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed. Such disclosures shall be authorized by the Fund’s Chief Compliance Officer and shall be reported periodically to the Board. In no event shall such information be disclosed for compensation.

Examples of instances in which selective disclosure of a Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager, disclosure to a performance reporting bureau or to a rating agency for use in developing a rating. Examples of instances in which selective disclosure is not appropriate include disclosure to assist a party in deciding when to buy or sell or hedge a position in the Fund or in securities held or under consideration for purchase by the Fund.

The Board of Trustees reviews and reapproves the policies and procedures related to portfolio disclosure, including the list of approved recipients, as often as deemed appropriate, and may make any changes it deems appropriate.

MANAGEMENT OF THE TRUST

Board Leadership Structure. The Board of Trustees consists of five Trustees, three of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”). The Chairman of the Board, Mr. Lloyd Wennlund, is an Independent Trustee. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time. The Board of Trustees will meet regularly, generally at least 4 times each year to discuss and consider matters concerning the Trust and the Fund, and may also hold special meetings to address matters arising between regular meetings. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.

The Board of Trustees has established two standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Committee and the Governance Committee. The functions and role of each Committee are described below under “Committees of the Board of Trustees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.

The Board plans to review its leadership structure periodically and has determined that its leadership structure, including Committees comprised entirely of Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant roles of the Manager and Administrator in the day-to-day management of the Fund’s affairs, the extent to which the work of the Board is conducted through the Committees, the asset classes in which the Fund invests, and the management and other service arrangements of the Fund. The Board also believes that its structure facilitates an efficient flow of information concerning the management of the Fund to the Independent Trustees.

Risk Oversight. The Fund has retained the Manager to provide investment advisory services, and these service providers are immediately responsible for the management of risks that may arise from the Fund’s investments. The Board oversees the performance of these functions by the Manager. The Board expects to receive from the Manager a wide range of reports, both on a regular and as-needed basis, relating to the Fund’s activities and to the actual and potential risks of the Fund and the Trust as a whole. These include reports on investment risks, compliance with applicable laws, and the Fund’s financial accounting and reporting. The Board also regularly receives, from the Manager and Administrator reports regarding the sale of the Fund’s shares, as well as related risks. In addition, the Board expects to meet periodically with the investment professionals who lead the Fund’s investment operations to receive reports regarding the portfolio management of the Fund, its performance, and its investment risks.

The Board has appointed a Chief Compliance Officer (the “CCO”). The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (the “Compliance Policies”). The CCO reports directly to the Board. The CCO makes presentations to the Board at its quarterly meetings and provides an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at its meetings. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.

The function of the Board with respect to risk management is one of periodic oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Fund. The Board recognizes, however, that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information. There is no assurance that the Board of Trustees’ operations or leadership structure will identify, prevent, or mitigate risks in actual practice. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Trustees and executive officers of the Trust, their age, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and other directorships held by the Trustees of the Trust are listed in the following tables.

Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is Datum One Series Trust c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, Attn: Board of Trustees, Datum One Series Trust.

Independent Trustees

The following table sets forth certain information concerning the Independent Trustees of the Trust:

Name, Address* and Year of Birth of Independent Trustee	Positions(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

JoAnn S. Lilek Year of Birth: 1956	Trustee	Indefinite/ March, 2020 to present	Advisory Board Member, Milton’s Distributing, 2019 to present; Advisory Board Member, Gordon Logistics, 2019 to present; Independent Contractor, Self Employed, 2018 to present; Chief Financial Officer, Accretive Solutions, Inc, 2010 to 2018; Chief Operating Officer, Accretive Solutions, Inc, 2016 to 2018; Board Director, Hinsdale Bank and Trust Company, 2011 to 2016.	1	None

Patricia A. Weiland Year of Birth: 1959	Trustee	Indefinite/ March, 2020 to present	Consultant, PAW Consulting LLC, 2014 to present.	1	None

Lloyd A. Wennlund Year of Birth: 1957	Trustee	Indefinite/ March, 2020 to present	Independent Contractor, June 2017; Executive Vice President, The Northern Trust Company, 1989 to 2017.	1	Calamos Funds, 2018 to present.

*	Each Trustee may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

Interested Trustees

The following table sets forth certain information concerning the Trustees who are “interested persons” (as defined in the 1940 Act) of the Trust (each, an “Interested Trustee”):

Name, Address* and Year of Birth of Interested Trustee	Positions(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Ryan D. Burns Year of Birth: 1976	Trustee	Indefinite/ March, 2020 to present	Senior Vice President, The Northern Trust Company, 1998 to present.	1	None

David M. Whitaker Year of Birth: 1971	Trustee	Indefinite/ March, 2020 to present	President, Foreside Financial Group, 2007 to present.	1	Advisers Investment Trust, 2018 to present.

*	Each Trustee may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

Officers

The following table sets forth certain information concerning the Trust’s officers. The officers of the Trust are employees of the Trust’s Administrator or Distributor and certain of their affiliates:

Name, Address* and Year of Birth of Officer	Positions(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ March, 2020 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to Present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to 2018; Vice President of Advisers Investment Trust 2012 to 2017.

Jack P. Huntington Year of Birth: 1970	Chief Compliance Officer and AML Officer	Indefinite/ March, 2020 to present	Director, Foreside Fund Officer Services, LLC, 2015 to present; Senior Vice President, Citi Fund Services, 2008 to 2015.

Tracy L. Dotolo Year of Birth: 1976	Treasurer	Indefinite/ March, 2020 to present	Director, (Foreside Fund Officer Services, LLC, 2016 to present; JPMorgan Chase & Co., Vice President of Global Fund Services, 2009 to 2016.

Toni M. Bugni Year of Birth: 1973	Secretary	Indefinite/ March, 2020 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2011 to present.

Matthew J. Broucek Year of Birth: 1988	Assistant Secretary	Indefinite/ March, 2020 to present	Second Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to present; Officer, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2016 to 2018; Associate, RSM US LLP, 2015 to 2016.

*	Each Officer may be contacted at 50 South LaSalle Street, Chicago, Illinois 60603.

Trustee Qualifications. The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including those enumerated in the table above; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee that contributed to the Board’s conclusion that an individual should serve on the Board:

Independent Trustees:

JoAnn Lilek – Ms. Lilek is an experienced corporate board director and executive for both private and public companies. She also brings substantial experience in the finance industry, having served as the Audit Chair to a publicly traded mutual fund.

Patricia Weiland – Ms. Weiland brings substantial experience in the financial services industry, having served as an executive officer to a financial services firm. She has experience with mutual funds, banking, wealth management, and trust services working in an executive capacity.

Lloyd Wennlund – Mr. Wennlund is a financial services executive with expertise in all aspects of asset management and broker-dealer functions. He brings extensive experience with respect to the operation of investment funds. He has served in key leadership roles, including as an independent director to a global asset management firm.

Interested Trustees:

Ryan Burns – Mr. Burns brings substantial experience in the financial services industry. He currently serves as the Head of Global Fund Services (Americas) for The Northern Trust Company.

David Whitaker – Mr. Whitaker brings significant experience in the financial services industry. He is the President of Foreside Financial Group, a position he has held for more than 10 years. He also serves as a trustee to another mutual fund series trust.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board of Trustees or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on such person or on the Board of Trustees by reason thereof.

Committees of the Board of Trustees

Audit Committee. The Board of Trustees has a separately-designated standing Audit Committee composed of all of the Independent Trustees of the Trust and chaired by Ms. JoAnn Lilek. The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of the independent registered public accounting firm for the Fund and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Fund, and considers other services provided by those accountants to the Fund and the Manager and its affiliates and the possible effect of those services on the independence of those accountants.

Governance Committee. The Governance Committee is composed of all of the Independent Trustees of the Trust and is responsible for oversight of the governance of the Fund. The Governance Committee will make nominations for independent trustee membership on the Board when necessary and consider nominees for election to the Board made by shareholders if the nomination is made in accordance with the Trust’s policies regarding shareholder nominations, which are attached to this SAI as Appendix A, review periodically Board governance practices and procedures and, as well as, the responsibilities and charters of each committee of the Board. Ms. Patricia Weiland serves as Chair of the Nominating Committee.

Securities Ownership

Because the Trust and the Fund are newly formed and have yet to commence operations, no Trustees currently hold any equity securities in the Fund or in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies.

To the Trust’s knowledge as of a recent date, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment manager or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment manager or principal underwriter of the Trust.

Trustees’ Compensation

The Trustees who are not employees of the Manager or its affiliates receive an annual retainer of $45,000 divided into four quarterly payments for their services as Trustees of the Trust.

The following table sets forth approximate information regarding compensation expected to be received by Trustees from the “Fund Complex” for the Trust’s first year of operations. (Interested Trustees who are employees of the Manager or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of the Manager and its affiliates.)

Name of Trustee	Aggregate Compensation from the Trust	Total Compensation from Trust and Fund Complex to be Paid to Trustee
Ryan D. Burns	$0	$0
JoAnn S. Lilek	$45,000	$45,000
Patricia A. Weiland	$45,000	$45,000
Lloyd A. Wennlund	$45,000	$45,000
David M. Whitaker	$0	$0

The Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to, amounts reasonably incurred in connection with the defense or disposition of any threatened, pending or contemplated action, suit or other proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal before any court or administrative or legislative or other body, in which they may be or may have been involved as a party or otherwise, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of their offices with the Trust, except if it is determined in the manner specified in the Trust’s Declaration of Trust, that they (i) have not acted in good faith, (ii) not to have acted in the reasonable belief that their actions were in or not opposed to the best interests of the Trust (iii) in the case of a criminal proceeding, to have had reasonable cause to believe his or her action was unlawful or (iv) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Additional Information

The Trustees of the Trust oversee generally the operations of the Fund and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Fund’s Manager, custodian, transfer agent and accountants, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements and are not intended third party (or other form of) beneficiaries of those contractual arrangements. The Trust’s and the Fund’s contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts directly against the service providers.

This SAI has been designed to meet the regulatory purpose of providing information concerning the Trust and the Fund that you should consider carefully in determining whether to purchase shares of the Fund. Neither the Prospectus, this SAI, nor the Fund’s registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Fund and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement between the Trust and the Manager with respect to the Fund (the “Investment Management Agreement”) and subject to the supervision of the Board of Trustees, Polar Capital LLP (“Polar” or the “Manager”) serves as the Fund’s investment manager and is responsible for managing, either directly or through others selected by it, the investments of the Fund. The Manager’s principal business address is 16 Palace Street, London, SW1E5JD, United Kingdom. Polar Capital LLP is a wholly owned subsidiary of Polar Capital Holdings plc.

Investment Management Agreement. Under an Investment Management Agreement between the Trust, on behalf of the Fund, and the Manager (the “Investment Management Agreement”), the Manager, at its expense, provides the Fund with investment advisory and related services and, together with the Administrator (as defined below), advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Board of Trustees regarding the conduct of business of the Trust and the Fund, and in addition, at its expense, provides the Fund with certain services necessary for the operation of the Fund.

The Investment Management Agreement has been approved by the Board, including the “non-interested” Trustees and by the initial shareholder of the Fund.

Management Fees. Under the Investment Management Agreement, the Manager is required to provide the Fund with a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents, in the Fund, in accordance with the investment objective, policies and restrictions of the Fund, and to determine, for the Fund, what securities and other investments shall be purchased, retained or sold, subject always to the provisions of the Trust’s Declaration of Trust and By-laws, and of the 1940 Act, and to such policies and instructions as the Trustees may from time to time establish.

For the services provided to the Fund under the Investment Management Agreements, the Fund will pay the Manager a monthly fee based on the Fund’s average daily net assets of 1.00%.

Expense Limitations and Waivers. The Manager has contractually agreed to waive its fees or reimburse the Fund for certain other expenses (including, but not limited to, organizational and offering costs), to the extent that the Fund’s Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed (other than Acquired Fund Fees and Expenses, interest expense, taxes, custodial credits, transfer agency credits, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Shares exceed 1.00% of the Fund’s average daily net assets. Under the Expense Limitation Agreement, the Manager may recoup amounts waived or reimbursed within the three fiscal years following the fiscal year in which the expenses occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that prior expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed. The contractual expense limitation arrangement is expected to continue until at least [March 31, 2022, after which the contractual agreement will be automatically extended for one year periods unless the Manager provides written notice of its intention to terminate the contractual arrangement at least thirty days prior to the end of a one year period. The arrangement may be terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon ninety days’ written notice.

The Manager makes available to the Trust, without additional expense to the Trust, investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.

[Under the Investment Management Agreement, the Trust is responsible for all of its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; payments under any distribution plan; shareholder servicing payments; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; any expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Manager; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Fund’s assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.]

The Investment Management Agreement provides that the Manager shall not be subject to any liability to the Trust or to any shareholder for any act or inaction of the Manager relating to any event whatsoever, in the absence of bad faith, willful misfeasance or negligence, in the performance of, or the reckless disregard of, its duties or obligations.

The Investment Management Agreement may be terminated as to the Fund at any time (i) on 60 days’ written notice or (ii) upon material breach by a party of any representations or warranties set forth in the Investment Management Agreement, if such breach has not been cured within 20 days after written notice of such breach, in each case without the payment of any penalty, by the Trust (by vote of the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by the Manager. The Trust may terminate the Investment Management Agreement immediately if, in the reasonable judgment of the Trust, the Manager becomes unable to discharge its duties and obligations under the agreement, including circumstances such as insolvency of the Manager or other circumstances that could adversely affect the Fund.

Administrative Services. The Trust, on behalf of the Fund, has entered into a Fund Administration and Accounting Services Agreement with The Northern Trust Company (the “Administrator”), under which the Administrator provides fund accounting and administrative services necessary for the operation of the Fund. The Administrator provides the Fund with office space. The Fund Administration and Accounting Services Agreement is terminable by any party at the end of its initial term or thereafter, at any time, by either party upon at least ninety days prior written notice to the other party.

Under the Administration and Accounting Services Agreement, the Fund will pay the Administrator out of its assets an annual fee as a function of the Fund’s aggregate net assets. On the first $200 million, a 0.775% fee shall apply; on the next $300 million, a 0.675% fee shall apply; on the next $500 million, a 0.575% fee shall apply, and over $1 billion, a 0.475% fee shall apply.

PORTFOLIO MANAGERS

Other Accounts Managed. The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of [DATE].

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
[NAME]	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
(1)	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
(2)	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

Accounts and Assets for which the Advisory Fee is Based on Performance

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
[NAME]	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]
	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]

Material Conflicts of Interest. The following summarizes the policies of the Manager for managing conflicts of interest. It is not intended to provide a comprehensive account of the processes and procedures the Manager has adopted in connection with the management of conflicts of interest, but is instead intended to be a statement of principles through which the Manager seeks to manage such potential conflicts.

Conflicts of interest can arise where: (i) the interests of the Manager conflicts with those of a client (firm vs. client conflicts) and (ii) the interests of one client of the Manager conflicts with those of another of the Manager’s clients (client vs. client conflicts). The Manager has policies and arrangements in place to identify and manage conflicts of interest that may arise between the Manager and its clients or between the Manager’s different clients. The Manager has a policy of independence that requires the Manager’s staff to disregard any personal interest, relationship or arrangement which gives rise to a conflict of interest and to ensure that the interests of clients prevail.

The Manager places significant emphasis on its strong compliance culture, and the efficient operation of systems and controls, to manage issues such as conflicts of interest. The compliance department of the Manager conducts regular monitoring checks to confirm that internal policies and procedures are followed.

Firm vs. client conflicts

Connected entity investment decisions – The Manager acts as manager, investment manager, advisor, general partner or subadviser to and may receive different rates of remuneration, including investment management/advisory fees and performance fees from multiple client accounts. While the Manager may make decisions to buy or sell securities or other investments for one account and not another account, which may affect relative performance and hence the value of the Manager’s remuneration based thereon, the Manager will at all times have regard to its obligations to each client, taking into account such clients’ investment restrictions and other relevant factors.

Investment as principal – The Manager may from time to time take a long-term or short-term position in a client fund, in some cases to provide initial capital and establish a solid platform for the future growth of such client fund. The Manager may also co-invest in an investment alongside a client or client fund, either directly or indirectly, or invest in any entity which forms part of a client fund’s assets. The Manager’s return on investment in a client fund will be determined by reference to the investment decisions the Manager makes for such client fund, and in the case of co-investment or other investment, by reference to the change in value of such investment. The Manager’s policies require that all personal interests, relationships or arrangements, including those of its affiliated companies must be disregarded to ensure that the best interests of all clients are served.

Staff personal investments – Certain directors and employees of the Manager or of an affiliated company may hold or deal for their personal account in securities of a client or of any issuer in which securities or investments are held or dealt in on behalf of a client. They may also deal, outside closed periods, in the securities of the ultimate holding company, or, in the case of joint ventures, hold shares or other investments in an affiliated company.

Client vs. client conflicts

Aggregation of transactions in investments – The Manager may aggregate purchase and sale transactions in investments (and associated transaction costs) for applicable clients. The applicable clients may have different or similar investment strategies, objectives and restrictions, and they may be structured differently (such as redemption and subscription (or analogous) terms). Accordingly, aggregation may result in different outcomes for certain such clients, for instance in respect of the holding period for an investment, the size of a client’s exposure to such investment, and the price at which an investment may be acquired or disposed of. Depending on the circumstances, aggregation may be advantageous or disadvantageous to the client.

Allocation of transactions in investments – Aggregated transactions as referred to above, including costs and expenses thereof, are allocated to ensure that the Manager’s clients have broadly equal access to a similar quality and quantity of suitable investment transactions, taking into account the factors mentioned above, amongst others. The Manager’s policies further require all allocations to be effected at the same price, but in very limited instances this may not be achievable due to the mechanics of certain markets.

Transactions between clients – The Manager may make decisions for one client to buy or sell units, shares or other investments in other funds, investment companies or other entities to which the Manager or an affiliated company is the manager or investment manager (for example for a fund of fund).

The Manager may in certain circumstances effect a transaction between clients whereby one client buys an asset from another client for reasons that are beneficial to each client, on arms’ length terms. For example, a transaction between clients may be appropriate when a client fund has an obligation to meet applicable investment restrictions or investor redemption requirements, and where the Manager determines that the investment continues to represent a valid opportunity to generate added value for one or more other clients to acquire the investment.

The Manager has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Notice – In providing the above set of principles through which the Manager intends to manage any potential conflicts of interest, the Manager intends that this disclosure should be for guidance only. Accordingly, this disclosure is being provided (to the extent permitted by law) without liability, and in publishing this disclosure the Manager makes no representation or warranty as to how they may act in connection with any particular situation or set of circumstances that may arise in relation to a conflict. This disclosure is not intended to create third party rights or duties that would not already exist if the policy had not been made available, nor is it intended to form part of any contract between the Manager and any client.

Compensation. The Portfolio Managers are compensated by the Manager through salary, healthcare coverage, income protection, death service protection as well gym membership and travel assistance. Salaries are capped and compensation is designed to be variable in nature, rewarding individuals for team, performance and AUM gathering success. Such a mechanism, linking variable compensation to economic success, performance and the value of the assets managed, is designed to align the interests of such investment professionals with those of the Fund and its shareholders and to avoid conflicts. Non-salary benefits are designed to be in the top tier of benefits available. [The determination of a portfolio manager’s total compensation involves a thorough and on-going assessment of the individual’s performance and contribution to the Manager’s results. This assessment is performed on a continuous basis, as well as through a formal annual review.]

Ownership of Securities. The Fund is a newly-organized investment company. Accordingly, as of the date of this SAI, the Portfolio Managers did not beneficially own any securities issued by the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICE

Selection of Brokers. The Manager, in selecting brokers to effect transactions on behalf of the Fund, seeks to obtain the best execution available.

Allocation. The Manager may deem the purchase or sale of a security to be in the best interests of the Fund as well as other clients of the Manager. In such cases, the Manager may, but is under no obligation to, aggregate all such transactions in order to seek the most favorable price or lower brokerage commissions and efficient execution. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by the Manager to be fair and equitable over time.

Brokerage and Research Services. Certain transactions involve the payment by the Fund of negotiated brokerage commissions. The Manager may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of debt securities or securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Manager places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best execution available. In seeking the best price and execution, the Manager considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Manager receives research, statistical and quotation services from many broker-dealers with which it places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Manager and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing to every client, including the Fund. The investment advisory fee paid by the Fund is not reduced because the Manager and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and by the Investment Management Agreement, the Manager may cause the Fund to pay a broker that provides brokerage and research services to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission that another broker would have charged for effecting that transaction. The Manager’s authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

The amount of brokerage commissions and fees paid by the Fund may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

DISTRIBUTION OF TRUST SHARES

Distributor and Distribution Contract

The Trust, on behalf of the Fund, has entered into a distribution agreement (the “Distribution Agreement”) under which Foreside Financial Services, LLC (“FFS” or the “Distributor”)], with principal offices at Three Canal Plaza, Suite 100, Portland, Maine 04101, as agent, distributes the shares of the Fund on a continuous basis. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares. FFS and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Manager pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to FFS for such distribution services. However, the Manager has entered into an agreement (the “Distribution Services Agreement”) with FFS under which it makes payments to FFS in consideration for certain distribution related services. The payments made by the Manager to FFS under the Distribution Services Agreement do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify FFS against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by FFS, or those resulting from the willful misfeasance, bad faith or negligence of FFS, or FFS’s breach of confidentiality.

SHARE PURCHASES AND REDEMPTIONS

The Trust reserves the right, on 30 days’ written notice, to redeem the shares held in any account if at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund’s NAV. The Trust also may involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Fund and its shareholders or the Transfer Agent.

Additionally, subject to applicable law, the Trust reserves the right to involuntarily redeem an account at the Fund’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or in other circumstances where redemption is determined to be in the best interest of the Trust and its shareholders.

The Trust, Northern Trust and their agents also reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

Other Information Regarding Purchases and Redemptions

The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments in the Fund as it does not have access to the information necessary to assess your financial situation.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, service organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Fund, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this SAI. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectus and this SAI) regarding (i) the timing of purchase or redemption orders and pricing of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Trust by calling [PHONE NUMBER].

Shares of the Fund may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of the Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of the Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Share purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within five business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Trust reserves the right to require payment by wire or official U.S. bank check. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

You may connect your Fund account(s) with a bank account for subsequent purchases, redemptions and other transactions in Fund shares. Such arrangements must be requested on your Account Application. To link to your bank account, you may need to have all shareholders of record sign the Account Application and have those signatures guaranteed. See “Signature Guarantee” below. Trading privileges will apply to each shareholder of record for the account unless and until the transfer agent receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new application signed by all owners of record of the account, with all signatures guaranteed. The Trust and the transfer agent may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Trust reserves the right to amend, suspend or discontinue any such arrangements at any time without prior notice. You cannot link your bank account if you hold your shares of the Fund through a broker in a “street name” account or in other omnibus accounts.

Signature Guarantee. When a signature guarantee is called for as described in the Prospectus, a “medallion” signature guarantee will be required. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. Signature guarantees from financial institutions that are not participating in the Stamp 2000 Medallion Guarantee program will not be accepted. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in this program. The Trust reserves the right to modify its signature guarantee standards at any time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Prospectus.

Shareholders should contact the Trust’s transfer agent for additional details regarding the Trust’s signature guarantee requirements.

Account Registration Changes. Changes in registration or account privileges may be made in writing to the Trust’s transfer agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

REGULAR MAIL Polar Capital Emerging Market Stars Fund c/o The Northern Trust Company PO Box 4766 Chicago, IL 60680-4766	OVERNIGHT OR EXPRESS MAIL Polar Capital Emerging Market Stars Fund c/o The Northern Trust Company 333 S. Wabash Avenue Attn: Funds Center, Floor 38 Chicago, IL 60604

Transfer on Death Registration. The Trust may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Trust in accordance with the Uniform TOD Security Registration Act will govern the registration. The Trust may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Trust may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registration.

Special Arrangements of Financial Intermediaries. Brokers, dealers, banks and other financial intermediaries provide varying arrangements for their clients to purchase, exchange and redeem Fund shares. Some may establish higher minimum investment requirements than specified in the Prospectus or this SAI. Financial intermediaries may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Financial intermediaries also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their financial intermediary. In addition, certain privileges with respect to the purchase, exchange and redemption of Fund shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

DETERMINATION OF NET ASSET VALUE

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures set forth herein. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV. In the event an approved pricing service is unable to provide a readily available quotation, as outlined above, the fund accountant will contact the Manager and ask them to provide an alternative source, such as a broker who covers the security and can provide a daily market quotation. The appropriateness of the alternative source, such as the continued use of the broker, will be reviewed and ratified quarterly by the Fair Value Committee (“FVC”). Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the FVC using the following procedures.

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Fixed income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. These securities are considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures need not be applied. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

A significant event is defined as an event that has materially affected the value of a Fund’s securities. When determining whether a significant event has occurred, there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund’s NAV calculation. There also should be a reasonably high degree of certainty regarding how the event has affected the value of the securities. In addition, the need to assess the impact of any significant events arises only when the event occurs after the close of the relevant market or cessation of trading in the particular security but before the Fund’s closing (normally 4:00pm ET). Any significant event that occurs while trading is ongoing in the affected security prior to the Fund’s closing will be reflected in its market price.

Once it has been determined that a significant event has taken place, the FVC will make a determination of the fair value price for the impacted securities. A list of factors that may be relevant in determining the value of securities include: type of security, financial statements, cost basis; fundamental analytical data relating to the investment and the market; nature and duration of any restrictions on disposition of the securities; forces that influence the market in which the securities are purchased or sold; discount from market value for unrestricted securities of the same class from the same issuer at the time of purchase for restricted securities; existence of registration rights on restricted securities; existence of merger proposals or tender offers or other types of “exit” strategies that could affect the value of the securities; volume and depth of public trading in similar securities of the issuer or similar companies; expectation of additional news about the company, expectation of court action, market activity, or government intervention; past experience and other market and industry factors/information available; conventional wisdom regarding the long-term outlook of the issuer and other relevant information.

[TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL—GENERAL INFORMATION

The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which (a) the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships (including MLPs).

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions attributable to tax-exempt income) to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income with certain modifications and capital gain net income (excess of capital gains over capital losses) before taking into account any deduction for dividends paid, by the end of each calendar year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

For federal income tax purposes, the Fund is permitted to carry forward a net capital loss to offset its own capital gains, if any, during the eight years following the year of the loss. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

STATE AND LOCAL TAXES

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by Ginnie Mae or Fannie Mae, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment.

FOREIGN TAXES

The Fund may be subject to foreign withholding or foreign taxes on income, including dividends and interest received from sources in foreign countries or gain from certain foreign securities. If more than 50% of the value of the total assets of the Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid or deemed paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders.

QUALIFIED DIVIDEND INCOME

Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 20% to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder); (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains except to the extent of any “unrecaptured section 1250 gains” which are taxed at a maximum rate of 25%.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

The Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

The tax principles applicable to transactions in financial instruments, including futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. Additionally, they may generate items of tax preference or adjustment for the alternative minimum tax that may be allocable to the shareholder.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.]

CUSTODIAN

The Northern Trust Company (the “Custodian”), PO Box 4766, Chicago, IL 60680-4766, is the custodian of the assets of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Northern Trust Company (the “Transfer Agent”), PO Box 4766, Chicago, IL 60680-4766, is the Trust’s registrar, transfer agent, and dividend disbursing agent. The Transfer Agent processes purchase and redemption orders, maintains records of Fund shareholders, and disburses dividends and other distributions.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[______], the Trust’s independent registered public accounting firm, provides audit services, and tax compliance and tax consulting services. Its address is [ADDRESS].

CODE OF ETHICS

The Trust, its Manager and Foreside Financial Group, LLC, on behalf of Foreside Fund Services, LLC (“FFS” or the “Distributor”), an unaffiliated principal underwriter of the Trust, have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

[PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Policies and Procedures. The Fund has delegated the responsibility for voting proxies to the Manager, subject to the Board’s continuing oversight. The Manager’s Proxy Voting Policy seeks to ensure that Fund proxies are voted consistently and in the best economic interests of the Fund. The Manager considers each proxy individually, on a case-by-case basis.

Where a proxy proposal raises a material conflict between the Manager’s interests and the Fund’s interests, the Manager will resolve the conflict as follows:

•

The Manager will convene an internal group of senior employees of the Manager who are independent from the conflict of interest at issue, and after review of the issue and any associated documentation, the internal group will propose a course of action that they determine is in the best interest of the applicable Client(s) of the Manager.

•	For material conflicts of interest, the internal group may take, but is not limited to, the following courses of action:

○	The Manager may consult with the Board of Directors for a course of action;

○	The Manager may vote in accordance with the recommendation of its proxy voting service provider;

○	The Manager may seek Client consent for the vote recommended by the Portfolio Manager;

○	The Manager may engage an independent third party to provide a recommendation on how to vote the proxy; or

○	The Manager may abstain from voting the proxy.

In certain instances, the Manager may elect not to vote a proxy or otherwise be unable to vote a proxy on the Fund’s behalf. Such instances may include but are not limited to a de minimis number of shares held, potential adverse impact on the Fund’s portfolio of voting such proxy (e.g., share blocking or short-term prohibitions on selling the issuer’s shares after the vote), or logistical or other considerations related to non-U.S. issuers (e.g., where an investment company’s legal structure may not be recognized in the relevant jurisdiction). In addition, the Manager generally will not seek to recall securities that are out on loan for the purpose of voting the securities unless it is in the Fund’s best interests to do so.]

The Fund will file Form N-PX, with the Fund’s complete proxy voting record for the most-recent twelve months ended [FYE]. The Fund’s Form N-PX is available without charge, upon request, by calling toll- free (800) 982-4372 and on the SEC’s web site at www.sec.gov.

LEGAL COUNSEL

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Trust’s Declaration of Trust provides for indemnification out of the relevant Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of such Fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

The Fund’s initial audited financial statements are attached as Appendix [    ].

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	Articles of Incorporation.

(i)	Agreement and Declaration of Trust dated February 28, 2020 which is filed herewith

(ii)	Amended and Restated Agreement and Declaration of Trust dated March 3, 2020 which is filed herewith.

(b)	By-Laws.

(i)	By-Laws dated February 28, 2020 which is filed herewith.

(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(i)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust

(ii)	Article 9 (Issuance of Shares and Share Certificates) of the Amended & Restated By-laws

(d)	Investment Advisory Contracts.

(i)	Investment Advisory Agreement between Registrant and Polar Capital LLP dated March 3, 2020 which is filed herewith.

(e)	Underwriting Contracts.

(i)	Form of Distribution Agreement between Registrant, on behalf of Polar Capital Emerging Market Stars Fund, and Foreside Financial Services, LLC and Form of Dealer Agreement which is filed herewith.

(ii)	Form of Distribution Services Agreement between Polar Capital LLP and Foreside Financial Services, LLC which is filed herewith.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodial Agreement.

(i)	Custody Agreement between Registrant, on behalf of Polar Capital Emerging Market Stars Fund, and The Northern Trust Company dated March 3, 2020 which is filed herewith.

(h)	Other Material Contracts.

(i)	Transfer Agency and Service Agreement between Registrant, on behalf of Polar Capital Emerging Market Stars Fund, and The Northern Trust Company dated March 3, 2020 which is filed herewith.

(ii)	Form of Fund Officer Agreement between Registrant, on behalf of Polar Capital Emerging Market Stars Fund, and Foreside Fund Officer Services, LLC which is filed herewith.

(iii)	Form of Expense Limitation Agreement between Registrant and Polar Capital LLP, on behalf of Polar Capital Emerging Market Stars Fund, which is filed herewith.

(iv)

Fund Administration and Accounting Services Agreement between Registrant, on behalf of Polar Capital Emerging Market Stars Fund, and The Northern Trust Company dated March 3, 2020 which is filed herewith.

(i)	Legal Opinion and Consent.

(i)	Legal Opinion of Ropes & Gray LLP to be filed by amendment.

(ii)	Legal Consent to be filed by amendment.

(j)	Other Opinions. None

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements.

(i)	Subscription Agreement between the Registrant and the Initial Investor to be filed by amendment.

(m)	Rule 12b-1 Plan. None.

(n)	Rule 18f-3 Plan. None.

(o)	Reserved.

(p)	Code of Ethics.

(i)	Registrant’s Code of Ethics dated March 3, 2020 which is filed herewith.

(ii)	Polar Capital LLP Code of Ethics dated January 2020 which is filed herewith.

(iii)	Foreside Financial Group, LLC Code of Ethics dated January 10, 2020 which is filed herewith.

(q)	Powers of Attorney.

(i)	Power of Attorney for Ryan D. Burns.

(ii)	Power of Attorney for JoAnn S. Lilek.

(iii)	Power of Attorney for Patricia A. Weiland.

(iv)	Power of Attorney for Lloyd A. Wennlund.

(v)	Power of Attorney for David M. Whitaker.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Adviser.

Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-64644. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter.

(a) Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust

2.	AAMA Equity Fund, Series of Asset Management Fund

3.	AAMA Income Fund, Series of Asset Management Fund

4.	Advisers Investment Trust

5.	BMO Funds, Inc.

6.	BMO LGM Frontier Markets Equity Fund

7.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)

8.	Cook & Bynum Funds Trust

9.	Diamond Hill Funds

10.	Driehaus Mutual Funds

11.	FlowStone Opportunity Fund

12.	FNEX Ventures

13.	Praxis Mutual Funds

14.	Rimrock Funds Trust

15.	SA Funds – Investment Trust

16.	Sequoia Funds, Inc.

(b) The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules promulgated thereunder will be maintained by the Registrant at 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s administrator, transfer agent, fund accounting agent, and custodian, The Northern Trust Company, 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s compliance and financial control services service provider, Foreside Fund Officer Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230; the Registrant’s distributor, Foreside Financial Services, LLC, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101; Polar Capital LLP, 16 Palace Street, London, SW1E 5JD, United Kingdom for certain records of the Fund advised by Polar Capital LLP.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 10th day of March, 2020.

Datum One Series Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan Barbara J. Nelligan	President (Principal Executive Officer)	March 10, 2020

Ryan D. Burns Ryan D. Burns*	Trustee	March 10, 2020

JoAnn S. Lilek JoAnn S. Lilek*	Trustee	March 10, 2020

Patricia A. Weiland Patricia A. Weiland*	Trustee	March 10, 2020

Lloyd A. Wennlund Lloyd A. Wennlund*	Trustee	March 10, 2020

David M. Whitaker David M. Whitaker*	Trustee	March 10, 2020

/s/ Tracy L. Dotolo Tracy L. Dotolo	Treasurer (Principal Financial Officer)	March 10, 2020

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney.

Exhibit Index

1.	Agreement and Declaration of Trust	Ex. (a)(i)
2.	Amended and Restated Agreement and Declaration of Trust	Ex. (a)(ii)
3.	By-Laws	Ex. (b)(i)
4.	Investment Advisory Agreement	Ex. (d)(i)
5.	Form of Distribution Agreement and Form of Dealer Agreement	Ex. (e)(i)
6.	Form of Distribution Services Agreement	Ex. (e)(ii)
7.	Custody Agreement	Ex. (g)(i)
8.	Transfer Agency and Service Agreement	Ex. (h)(i)
9.	Form of Fund Officer Agreement	Ex. (h)(ii)
10.	Expense Limitation Agreement	Ex. (h)(iii)
11.	Fund Administration and Accounting Services Agreement	Ex. (h)(iv)
12.	Code of Ethics of the Registrant	Ex. (p)(i)
13.	Code of Ethics of the Adviser	Ex. (p)(ii)
14.	Code of Ethics of the Distributor	Ex. (p)(iii)
15.	Power of Attorney for Ryan D. Burns	Ex. (q)(i)
16.	Power of Attorney for JoAnn S. Lilek	Ex. (q)(ii)
17.	Power of Attorney for Patricia A. Weiland	Ex. (q)(iii)
18.	Power of Attorney for Lloyd A. Wennlund	Ex. (q)(iv)
19.	Power of Attorney for David M. Whitaker	Ex. (q)(v)